Total
Acadian Emerging Markets Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Acadian Emerging Markets Portfolio		Investor Class Shares	Y Class Shares	I Class Shares
Management Fees	[1]	0.90%	0.90%	0.90%
Shareholder Servicing Fees		0.22%	0.03%	none
Other Operating Expenses		0.21%	0.21%	0.22%
Other Expenses		0.43%	0.24%	0.22%
Total Annual Fund Operating Expenses		1.33%	1.14%	1.12%
[1]	Management Fees have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Acadian Emerging Markets Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	135	421	729	1,601
Y Class Shares	116	362	628	1,386
I Class Shares	114	356	617	1,363

The Advisors’ Inner Circle Fund (The “TRUSt”)

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement Dated June 29, 2022 to the Fund’s Prospectus

Dated March 1, 2022

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

At the recommendation of Acadian Asset Management LLC (“Acadian”), the Fund’s investment adviser, the Board of Trustees of the Trust has approved a reduction in the management fee for the Fund from 1.00% to 0.90% of the average daily net assets of the Fund, effective July 1, 2022. Accordingly, effective July 1, 2022, the Prospectus is hereby amended and supplemented as follows:

1.       In the “Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following: